CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 16,808	$ 8,736	$ 17,545
Accounts receivable, net (net of allowance for doubtful accounts of $57 and $287 and $1,016, respectively)	28,244	25,855	12,765
Inventories	22,429	17,306	12,131
Prepaid inventory	6,181	2,715	3,192
Other current assets	3,636	2,712	3,143
Total current assets	77,298	57,324	48,776
Property and equipment, net	161,637	168,976	243,733
Intangible assets, net	4,689	5,382	5,156
Other assets	1,819	2,401	1,154
Total other assets	6,508	7,783	6,310
Total Assets**	245,443	234,083	298,819
LIABILITIES AND STOCKHOLDERS’ EQUITY
Accounts payable – trade	9,234	6,472	8,182
Accrued liabilities	2,241	3,251	7,063
Other liabilities – related parties			2,851
Current portion – long-term debt (including $1,250 and $0, due to related parties, and $10,896 and $38,108 at fair value, respectively)	12,146	38,108	77,364
Derivative instruments			971
Total current liabilities	23,621	47,831	96,431
Long-term debt, net of current portion (including $0 and $1,250, due to related parties, respectively)	101,105	84,981	12,739
Accrued preferred dividends	6,996	6,050	3,202
Other liabilities	1,592	7,406	1,828
Liabilities subject to compromise			242,417
Total Liabilities**	133,314	146,268	356,617
Commitments and Contingencies (Notes 4, 5 and 7)
Common stock, $0.001 par value; 300,000,000 shares authorized; 48,623,954, 12,918,144 and 8,209,943 shares issued and outstanding as of September 30, 2011 and December 31, 2010 and 2009, respectively	49	13	8
Additional paid-in capital	534,632	504,623	480,997
Accumulated deficit	(507,620)	(511,794)	(581,076)
Total Pacific Ethanol, Inc. Stockholders’ Equity (Deficit)	27,062	(7,157)	(100,069)
Noncontrolling interest in variable interest entity	85,067	94,972	42,271
Total Stockholders’ Equity	112,129	87,815	(57,798)
Total Liabilities and Stockholders’ Equity	245,443	234,083	298,819
Preferred Stock [Member]
LIABILITIES AND STOCKHOLDERS’ EQUITY
Preferred stock
Series A Preferred Stock [Member]
LIABILITIES AND STOCKHOLDERS’ EQUITY
Preferred stock
Series B Preferred Stock [Member]
LIABILITIES AND STOCKHOLDERS’ EQUITY
Preferred stock	$ 1	$ 1	$ 2